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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/02

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Scott Fine & Peter Richards
Address:  1 Gorham Island
          Suite 201
          Westport CT 06880

Form 13F File Number: 28-
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Sholet
Title: Client Service
Phone: 212-251-3126

   /s/ Robert Sholet              NY, NY                10022
--------------------------   -------------------   -----------------
       [Signature]              [City, State]          [Date]


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number             Name

28-
--------------------------       -------------------------------
[Repeat as necessary.]


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06/30/2002


                                                            FORM 13F
ABN AMRO INCORPORATED                                       EMPIRE CAPITAL

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                                                    Form 13F INFORMATION TABLE

           ITEM 1              ITEM 2     ITEM 3       ITEM 4           ITEM 5       ITEM 6           ITEM 7          ITEM 8
----------------------------  --------  ---------  ---------------   ----------- ------------------  --------  ---------------------
                                                                                    INVEST DESC                  VOTING AUTHORITY
                               TITLE                 FAIR MARKET       SHRS OF   SOLE SHARED OTHER              SOLE   SHARED  NONE
       NAME OF ISSUER         OF CLASS   CUSIP #       VALUE           PRN AMT     A     B      C    MANAGER     A       B       C
----------------------------  --------  ---------  ---------------   ----------- ----- ------ -----  --------  ------  ------  -----

ADC TELECOMMUNICATIONS INC    OTC EQ    000886101    1710172         746800 N     X                  FINE       746800   0      0

ASM LITHOGRAPHY HOLDING NV    OTC EQ    N07059111    2113776         139800 N     X                  FINE       139800   0      0

EGLOBE INC                    OTC EQ    282339209       1469          58743 N     X                  FINE        58743   0      0

ELECTRONIC ARTS INC           OTC EQ    285512109    7265500         110000 N     X                  FINE       110000   0      0

EXCELON CORP                  OTC EQ    300691102    6021562        6765800 N     X                  FINE      6765800   0      0

FAIRCHILD SEMICONDUCTOR IN    COMMON    303726103     972000          40000 N     X                  FINE        40000   0      0

GENUS INC                     OTC EQ    372461103      86850          45000 N     X                  FINE        45000   0      0

GLOBESPAN VIRATA INC          OTC EQ    37957V106     137470          35522 N     X                  FINE        35522   0      0

INDUS INTERNATIONAL INC       OTC EQ    45578L100    3043177        1273296 N     X                  FINE      1273296   0      0

MERCATOR SOFTWARE INC         OTC EQ    587587106    3873556        2548392 N     X                  FINE      2548392   0      0

MOTOROLA INC                  COMMON    620076109    2421940         166000 N     X                  FINE       166000   0      0

MADE2MANAGE SYTEM INC         OTC EQ    556466100    1790230         380900 N     X                  FINE       380900   0      0

NETWORK EQUIPMENT TECHNOLO    COMMON    641208103    2305230         536100 N     X                  FINE       536100   0      0

SOLECTRON CORP                COMMON    834182107    1476000         240000 N     X                  FINE       240000   0      0

SYNOPSYS INC                  OTC EQ    871607107    1205820          22000 N     X                  FINE        22000   0      0

ST SYSTEM CORP                OTC EQ    784915100     187629         367900 N     X                  FINE       367900   0      0

USA NETWORKS INC              OTC EQ    902984202     349002           6463 N     X                  FINE         6463   0      0

VELOCITY EXPRESS CORP         OTC EQ    92257T202      61000          20000 N     X                  FINE        20000   0      0

XEROX CORP                    COMMON    984121103     487900          70000 N     X                  FINE        70000   0      0

                                                    35510283
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